Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 6,711,225	$ 1,681,533		$ 164,428
Direct costs of revenue		(3,335,819)	(455,468)	[1]	(361,490)
Profit/(Loss) from operations		3,375,406	1,226,065		(197,062)
General and administrative expenses		(2,085,518)	(1,469,403)		(2,499,608)
Depreciation		(2,626,332)	(436,451)		(6,264,700)
Write-off of miners			(4,530,950)		(593,063)
Provision for diminution of miners			(7,364,650)		(11,889,000)
Profit/(Loss) on disposal of miners and other net income		34,830	(83,125)
Changes in value of digital assets		535,115	92,115		(76,681)
Finance expense		(31,794)	(18,851)
Loss before tax		(798,293)	(12,585,250)		(21,520,114)
Taxation		(111,367)
Loss after tax		(909,660)	(12,585,250)		(21,520,114)
Foreign exchange adjustment		(22,049)	(20,053)		(1,128,940)
Comprehensive loss for the period		$ (931,709)	$ (12,605,303)		$ (22,649,054)
Basic loss per ordinary share	[2]	$ (0.39)	$ (5.32)		$ (9.56)
Diluted loss per ordinary share	[2]	$ (0.39)	$ (5.32)		$ (9.56)
Basic average number of ordinary shares outstanding	[2]	2,370,139	2,370,139		2,370,139
Diluted average number of ordinary shares outstanding	[2]	2,370,139	2,370,139		2,370,139

[1]	The electricity supply is from the La Follette Utilities Board under an agreement signed in March 2023.
[2]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 13 - Subsequent Event).